Other current and non-current assets - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other current and non-current assets
Other non-current receivables	€ 1	€ 29
Non-current deposits	5,186	1,431
Non-current prepaid expenses	6,691	6,112
Total other non-current assets	€ 11,878	€ 7,572